Leases - Additional Information (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 958	$ 951	$ 1,061
Right-of-use assets		1,043	1,011	$ 1,108
Subsidiaries | TAK
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		81	89
Subsidiaries | QBSA
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 441	465
Lease liability, percentage	0.022	0.022
Right-of-use assets		$ 425	$ 466
Subsidiaries | Between years 1 and 15 | TAK
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities annual payment	$ 6
Subsidiaries | Next 18 years, after year 1 | QBSA
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities annual payment	$ 23